Equity share capital and share premium	12 Months Ended
Mar. 31, 2021
Equity Share Capital And Share Premium
Equity share capital and share premium

29. Equity share capital and share premium

	March 31,
Authorized shares	2020	2021
	Numbers of Shares	Numbers of Shares
Ordinary shares of INR 0.006 ($ 0.0001) each	500,000,000	500,000,000
Ordinary share Class A of INR 0.006 ($ 0.0001) each	10,000,000	10,000,000
Ordinary share Class F of INR 0.006 ($ 0.0001) each	3,159,375	3,159,375
Preference shares of INR 0.006 ($ .0001) each	10,000,000	10,000,000
	523,159,375	523,159,375

There is no change in the authorized share capital of the company during the financial ending March 31, 2021.

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)

A reconciliation of the shares outstanding at the beginning and end of the period is presented below:

	Numbers of Shares	Share Capital	Share Premium
Balance as at April 1, 2019	45,633,265	713	18,884,105
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	8,353	1	5,049
Conversion of Class F shares into Ordinary shares of the Company (refer to Note 6)	11	-	-
Balance as at March 31, 2020	45,641,629	714	18,889,154

Balance as at April 1, 2020	45,641,629	714	18,889,154
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	2,109,994	15	578,803
Issue of ordinary shares in follow-on public offering, net of issuance costs*	14,375,000	109	772,098
Balance as at March 31, 2021	62,126,623	838	20,240,055

*	On June 17, 2020, the Company completed a follow-on public offering in which the Company offered and sold an aggregate of 14,375,000 ordinary shares, including 1,875,000 ordinary shares sold pursuant to the underwriters’ full exercise of their option to purchase additional shares, at a public offering price of INR 60.52 (USD 0.80) per share and INR 55.98 (USD 0.74) per share to underwriters. The aggregate price of the offering amount registered and sold was INR 861,464 (USD 11,388) of which we received net proceeds of INR 772,207 (USD 10,208). The Company incurred expenses of INR 89,257 (USD 1,180) including the underwriters’ commission expense amounting INR 56,738 (USD 750), for the issuance of the shares which has been adjusted against the share premium. The amount in USD is converted at transaction date exchange rate of 75.65 INR per USD.

Terms/ rights attached to Ordinary Shares

The Company has three class of ordinary shares outstanding which entitles the holders with the following rights:

Ordinary shares

A holder of an ordinary share has one vote for each share of ordinary share held and entitled to receive dividends when declared by the board of directors.

Ordinary shares Class A

Class A shares have identical rights to the Company ordinary shares, except the right to receive notice of, attend or vote as a member at any general meeting of shareholders, but may vote at a separate Class A shareholders’ meeting convened in accordance with the Company Articles of Association.

Ordinary shares Class F

Class F shares shall have the right to receive notice of, attend at and vote as a member at any general meeting of shareholders, but shall have no other rights.

In the event of liquidation of the Company, the holders of Ordinary and Class A ordinary shares are entitled to receive remaining assets of the Company, after distribution of all preferential amounts. The distribution will be in proportion to the number of equity shares held by the shareholders.

Shares reserved for issuance against equity instruments

The Company reserved 1,844 shares (March 31, 2020 - 1,844, March 31, 2019- 1,844) for issuance at exercise price of INR 73.14 ($ 1). These shares are considered as equity instrument and are recorded at fair value at the date of transaction under IAS 32, refer to Note 30.1.

Shares reserved for issue under options

For details of shares reserved for issue under the Employee Stock Option Plan (ESOP) of the Company, refer to Note 30.2.

Shares reserved for issue under warrant arrangement/agreement

Pursuant to listing of Parent Company, Capital18 Fin Cap Private Limited (Capital 18) and Pandara Trust Scheme I (Pandara Trust), shareholders of Yatra Online Private Limited, are entitled to swap their shares into 569,768 (March 31, 2020: 569,768) and 172,635 (March 31, 2020: 172,635) Ordinary Shares of the Parent Company respectively.

As on March 31, 2021, Capital18 and Pandara Trust have not exercised their right to swap to ordinary shares of the Parent Company.

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)

For details of shares reserved for issuance under the warrant agreement with Innoven, a non banking finance company and Macquarie Corporate Holding Pty Limited, refer to Note 32.

Treasury shares
	Numbers of Shares	Amount
Balance as at April 1, 2019	999	11,219
Exercise of options	-	-
Balance as at March 31, 2020	999	11,219

Balance as at April 1, 2020	999	11,219
Exercise of options	-	-
Balance as at March 31, 2021	999	11,219